UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:         811-4681

NAME OF REGISTRANT:                         VANGUARD BOND INDEX FUNDS

ADDRESS OF REGISTRANT:                      PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:      ANNE E. ROBINSON
                                            PO BOX 876
                                            VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 669-1000

DATE OF FISCAL YEAR END:                    DECEMBER 31

DATE OF REPORTING PERIOD:                   JULY 1, 2020 - JUNE 30, 2021

******************************* FORM N-Px REPORT *******************************
ICA File Number: 81104681F
Reporting Period: 07/01/2020 - 06/30/2021
VANGUARD BOND INDEX FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.




===================== VANGUARD SHORT-TERM BOND INDEX FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

By: /s/Mortimer J. Buckley
       Mortimer J. Buckley*
       Chief Executive Officer, President, and Trustee

Date:  August 24, 2021
*By:   /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 23, 2020, see File Number 2-52698. Incorporated by Reference.